Interest in Other Entities (Tables)	12 Months Ended
Dec. 31, 2022
Interest in Other Entities (Tables) [Line Items]
Schedule of general information
		Ownership rights held by non- controlling
	Main place of the business	interest %
December 31, 2022
Jeffs’ Brands Ltd.	Israel	64.06%
Eventer Technologies Ltd.	Israel	53.79%
Charging Robotics Ltd.	Israel	-
GERD IP Inc.	USA	10%
Gix Internet Ltd.	Israel	57.75%

December 31, 2021
Jeffs’ Brands Ltd.	Israel	49.97%
Eventer Technologies Ltd.	Israel	52.31%
Charging Robotics Ltd.	Israel	-
GERD IP Inc.	USA	10%

Schedule of statement of financial position
	December 31, 2022	December 31, 2021
	USD in thousands (*)

Current assets	1,829	3,469
Non-current assets	1,379	1,521
Current liabilities	2,766	3,571
Non-current liabilities	476	711
Equity (Deficit)	(34)	708

(*)	Translated according to the exchange rate at the date of each statement of financial position.

	December 31, 2022	December 31, 2021
	USD in thousands
Current assets	11,033	2,022
Non-current assets	4,743	5,390
Current liabilities	5,133	2,211
Non-current liabilities	98	3,948
Equity	10,545	1,253

	December 31, 2022	December 31, 2021
	USD in thousands (*)

Current assets	26,481	23,145
Non-current assets	16,549	19,191
Current liabilities	29,529	26,832
Non-current liabilities	4,127	6,543
Equity	9,374	8,960
Equity attributable to Gix Internet shareholders	4,804	4,130
Non-controlling interests	4,570	4,830

	December 31, 2022	December 31, 2021
	USD in thousands
Current assets	14,117	20,212
Non-current assets	2,778	3,334
Current liabilities	4,187	1,309
Non-current liabilities	2,550	2,621
Equity	10,158	19,616

December 31, 2022

Current assets	1,438
Non-current assets	98
Current liabilities	2,422
Non-current liabilities	772
Equity	(1,658)

December 31, 2022
USD in thousands
Current assets	193
Non-current assets	748
Current liabilities	420
Non-current liabilities	40
Equity	481

Schedule of comprehensive income
	Year ended December 31, 2022	Year ended December 31, 2021	October 15, 2020 – December 31, 2020
	USD in thousands (**)
Revenue	2,465	1,185	40
Net loss	(1,316)	(2,612)	(490)

	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands

Revenue	5,859	6,509
Net loss	(1,134)	(1,540)

	March 1, 2022 – December 31, 2022	January 01, 2022 – February 28, 2022	Year ended December 31, 2021
	USD in thousands (**)

Revenue	83,532	12,193	44,827
Net profit (loss)	414	(438)	(1,510)
Other comprehensive income (loss)	499	(295)	(396)
Total comprehensive income (loss)	913	(733)	(1,905)

	Year ended December 31, 2022	Nine months ended December 31, 2021 (*)	Three months ended March 31, 2021 (*)	Year ended December 31, 2020
	USD in thousands
Revenue	665	363	24	491
Net loss	(6,575)	(7,381)	(1,606)	(4,667)

Period February 2 - December 31, 2022

Revenue	514
Net loss	(1,205)

Period March 31- December 31, 2022

Revenue	-
Net loss	(689)

Schedule of cash flows
	Year ended December 31, 2022	Year ended December 31, 2021	October 15, 2020 – December 31, 2020
	USD in thousands (**)
Cash flow from (used in) operating activities	(16)	407	(347)
Cash flow from (used in) investing activities	(34)	(370)	52
Cash flow from (used in) financing activities	(163)	703	1032
Gain (losses) from exchange differences on cash and cash equivalents	(215)	-	-
Net increase (decrease) in cash and cash equivalents	(428)	740	737

(**)	Translated according to the average exchange rates for each period.

	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands

Cash flow used in operating activities	(4,823)	(863)
Cash flow used in investing activities	(41)	(4,730)
Cash flow from financing activities	12,611	5,695
Net increase in cash and cash equivalents	7,747	102

February 28, 2022 – December 31, 2022
USD in thousands (**)

Cash flow from operating activities	4,232
Cash flow from investing activities	13
Cash flow used in financing activities	(3,309)
Loss from exchange differences on cash and cash equivalents	(127)
Net increase in cash and cash equivalents	809

Three months ended March 31, 2021
USD in thousands

Cash flow used in operating activities	(774)
Cash flow used in investing activities	(117)
Cash flow from financing activities	10,281
Net increase in cash and cash equivalents	9,378

Schedule of non-controlling interest
	December 31, 2022	December 31, 2021
	USD in thousands

Eventer	721	1,136
Jeffs’ Brands	7,199	965
Charging Robotics	91	91
Gix Internet	7,480	-
GERD IP	57	51
	15,548	2,243

Schedule of profit (loss) attributed to non-controlling interest
	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands

ScoutCam	-	(892)
Eventer	(691)	(1,112)
Jeffs’ Brands	(396)	(795)
GERD IP	7	51
Gix Internet	687	-
	(393)	(2,748)

Schedule of summarizes the total share of loss (profit) of investments according to the equity method
	December 31, 2022	December 31, 2021
	USD in thousands

ScoutCam (note 4C)	9,375	10,735
Gix Internet (note 4F)	-	4,867
Parazero (note 4M)	976	-
Laminera (note 4N)	1,176	-
Polyrizon (note 4H)	214	447
Elbit Imaging (note 4J)	-	975
Revoltz (note 4I)	151	216
	11,892	17,240

Schedule of summarizes the total share of loss (profit) of investments according to the equity method
	For the year ended December 31, 2022	For the year ended December 31, 2021
	USD in thousands

ScoutCam (note 4C)	1,360	1,401
Automax (note 4G)	-	(275)
Gix Internet (note 4F)	215	822
Parazero (note 4M)	615	-
Laminera (note 4N)	157	-
Polyrizon (note 4H)	234	74
Elbit Imaging (note 4J)	36	83
Revoltz (note 4I)	42	44
	2,659	2,149

Schedule of summarize the Company’s rights in share capital and voting rights
	Main place of	Company rights in share capital and voting rights
	the business	%
December 31, 2022
Parazero	Israel	40.35%
Laminera	Israel	19.70%
Polyrizon	Israel	37.03%
ScoutCam	Israel	27.02%
Fuel Doctor	Israel	28.63%
Revoltz	Israel	19.9%

December 31, 2021
Gix Internet	Israel	34.58%
Polyrizon	Israel	36.81%
ScoutCam	Israel	27.02%
Elbit Imaging	Israel	5.72%
Fuel Doctor	Israel	35.06%
Revoltz	Israel	19.9%

Schedule of fair value investments in affiliated companies for market price on stock exchange
	December 31, 2022		December 31, 2021
	Carrying amount	Quoted fair value	Carrying amount	Quoted fair value
	USD in thousands
ScoutCam	9,375	9,623	10,735	15,397
Gix Internet (*)	-	-	4,867	5,854
Elbit Imaging (**)	-	-	723	974

(*)	Gix Internet was consolidated as of February 28, 2022 (note 4F).

(**)	Elbit Imaging investment was accounted for as assets at fair value through profit or loss as of October 18, 2022 (note 4J).

Schedule of purchase price allocation upon deconsolidation
March 31, 2021
USD in thousands

Fair value of investment	11,843
Total consideration	11,843
ScoutCam’s Equity as of March 31, 2021	22,338
Adjustments to Equity	(5,445)
Equity ss adjusted	16,893
Groups share in %	28.06%
4,740

Excess cost to allocate:	7,103

Technology	1,672
Deferred tax liability	(385)
Total intangible assets identified	1,287

Excess purchase price to allocate to goodwill	5,816

Schedule of activity in investment account
January 1, 2022 - December 31, 2022
USD in thousands
Investment as of January 1, 2022	10,735
Group share in losses	(1,776)
Excess cost Amortization-technology	(124)
Share based compensation	442
Group share in forfeited options	98
Investment as of December 31, 2022	9,375

April 1, 2021 - December 31, 2021
USD in thousands
Investment as of April 1, 2021	11,843
Group share in losses	(2,044)
Excess cost Amortization-technology	(96)
Share based compensation	540
Exercise of warrants by the Group	234
Group share in exercise warrants by others	218
Group share in forfeited options	32
Additional investment allocated to goodwill	8
Investment as of December 31, 2021	10,735

Two months ended February 28, 2022
USD in thousands
Balance as of January 01, 2022	4,867
Group share in losses	(100)
Group share in other comprehensive loss	(45)
Excess cost amortization	(116)
Balance as of February 28, 2022	4,606

Year ended December 31, 2021
USD in thousands
Balance as of January 01, 2021	1,013
Group share in losses	(298)
Group share in other comprehensive loss	(227)
Excess cost amortization	(525)
Exercise of the Conversion Right on March 31, 2021	2,586
Exercise of the Conversion Right on June 30, 2021	1,831
Additional purchase on October 1, 2021	222
USD/NIS translation adjustments	265
Balance as of December 31, 2021	4,867

For the year ended December 31, 2022
USD in thousands
Balance as of January 01, 2022	447
Group share in losses	(233)
Balance as of December 31, 2022	214

For the year ended December 31, 2021
USD in thousands
Balance as of January 01, 2021	103
Group share in losses	(50)
Excess cost amortization	(24)
Additional purchase on March 9, 2021	297
Additional purchase on August 25, 2021	121
Balance as of December 31, 2021	447

Period ended October 18, 2022
USD in thousands
Balance as of January 01, 2022	975
Dividend	(171)
Group share in losses	(36)
USD/NIS translation adjustments	(108)
Balance as of October 18, 2022	660
Gain as a result of transition to fair value	170
Fair value of the investment at the day of the transition	830

Year ended December 31, 2022
USD in thousands
Investment as of December 31, 2021	911
Additional purchases	33
Sales	(46)
Revenues – Capital losses	(224)
Revaluation – Capital loss	(614)
Revaluation – Finance income	599
Revaluation – Forward contract	576
Provision- Forward contract	(576)
Investment as of December 31, 2022	659

February 2, 2022- December 31, 2022
USD in thousands
Balance as of February 02, 2022	1,595
Group share in losses	(553)
Excess cost amortization	(66)
Balance as of December 31, 2022	976

March 31, 2022- December 31, 2022
USD in thousands
Balance as of March 31, 2022	1,333
Group share in losses	(136)
Excess cost amortization	(21)
Balance as of December 31, 2022	1,176

Schedule of reconciliation to carrying amounts
December 31, 2022
USD in thousands

Equity attributable to ScoutCam shareholders’ as of December 31, 2022	11,785
Adjustments to Equity	(1,628)
Equity As adjusted as of December 31, 2022	10,157
Groups share in %	27.02%
Group share	2,744
Balance of excess cost:
Technology, net of deferred tax	1,023
Goodwill	5,608
Balance as of December 31, 2022	9,375

December 31, 2021
USD in thousands

Equity attributable to ScoutCam shareholders’ as of December 31, 2021	19,615
Adjustments to Equity	(4,883)
Equity As adjusted as of December 31, 2021	14,732
Groups share in %	27.02%
Group share	3,981
Balance of excess cost:
Technology, net of deferred tax	1,146
Goodwill	5,608
Balance as of December 31, 2021	10,735

February 28, 2022
USD in thousands

Equity attributable to Gix Internet shareholders’ as of February 28, 2022	4,098
Adjustments to Equity	(543)
Equity As adjusted as of December 31, 2021	3,555
34.58%
Group share	1,229
Balance of excess cost:
Technology and customers relationship, net of deferred tax	2,336
Goodwill	1,041
Balance as of February 28, 2022	4,606

December 31, 2021
USD in thousands
Equity attributable to Gix Internet shareholders’ as of December 31, 2021	4,129
Adjustments to Equity	(566)
Equity As adjusted as of December 31, 2021	3,563
Groups share in %	34.58%
Group share	1,232
Balance of excess cost:
Technology and customers relationship, net of deferred tax	2,551
Goodwill	1,084
Balance as of December 31, 2021	4,867

December 31, 2022
USD in thousands

Equity attributable to shareholders’ as of December 31, 2022	(1,657)
Adjustments to equity	(333)
Equity as adjusted as of December 31, 2022	(1,990)
Groups share in %	40.35
Group share	(803)
Balance of excess cost:
Technology	677
Goodwill	1,102
Balance as of December 31, 2022	976

December 31, 2022
USD in thousands

Equity attributable to shareholders’ as of December 31, 2022	481
Adjustments to equity	(339)
Equity as adjusted as of December 31,2022	142
Groups share in %	19.70%
Group share	28
Balance of excess cost:
IPR&D	252
Goodwill	896
Balance as of December 31, 2022	1,176

Schedule of eventer price allocation
January 4, 2021
USD in thousands

Cash consideration invested in Jeffs’ Brands	1,650
Non- cash consideration invested in Jeffs’ Brands	71
Total consideration	1,721
Less:
Fair value of net assets acquired	2,314
Non-controlling interest	(1,156)
Total acquired	1,158

Goodwill	563

February 28, 2022
USD in thousands
Cash consideration	731
Fair value of pre-acquisition interests	6,939
Total consideration	7,669
Less:
Fair value of tangible assets and liabilities acquired	(8,282)
Fair value of technology acquired, net of deferred taxes	10,150
Fair value of customer relations acquired, net of deferred taxes	5,486
Non-controlling interests	(7,849)
Total acquired	(495)

Goodwill	8,164

Schedule of short term loans
	December 31, 2022	December 31, 2021
	USD in thousands

Amazon loans	86	101
Related party loan	-	111
Third parties’ loans	-	715
	86	927

December 31, 2022
USD in thousands

Short term bank loans	5,025
Current maturities of long-term loans	1,500
Total consideration	6,525

Schedule of long term loans
December 31, 2022
USD in thousands

Long term bank loans	2,881

Schedule of activity in investment account
December 7, 2021 – December 31, 2021
USD in thousands
Cash investment	825
Revaluation – capital gain	16
Revaluation – Finance income	70
Revaluation – Forward contract	23
Provision- Forward contract	(23)
Investment as of December 31, 2021	911

Schedule of activity in investment account
Year ended December 31, 2021
USD in thousands
Purchase of shares during June and July 2021	1,200
Revaluation – profit and loss till August 4, 2021	(72)
Reclassification to equity investment	1,128
Group share in losses	(83)
Impairment	(104)
USD/NIS translation adjustments	34
Balance as of December 31, 2021	975

Schedule of purchase price allocation
February 2, 2022
USD in thousands

Purchase price	1,595
Adjusted equity	(252)
Excess to allocate	1,847
Excess purchase price to allocate to technology	745
Goodwill	1,102
Total	1,847

March 31, 2022
USD in thousands

Cash consideration	300
Share consideration	400
Fair value of former holdings	633
Total purchase price	1,333
Adjusted Company’s equity	(164)
Excess to allocate	1,169
Excess purchase price to allocate to IPR&D	273
Goodwill	896
Total	1,169

Automax Ltd [Member]
Interest in Other Entities (Tables) [Line Items]
Schedule of activity in investment account
March 9, 2021
USD in thousands
Investment as of January 1, 2021 Equity method	546
Held for sale asset	547
Total as of January 1, 2021	1,093
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	1,553